Notes Payable - Related Party - Additional Information (Detail) $ / shares in Units, $ in Thousands	Feb. 01, 2018 USD ($)	Oct. 31, 2016	Aug. 10, 2016 Note	Apr. 21, 2016 USD ($) shares	Mar. 20, 2016 USD ($) shares	Feb. 15, 2016 USD ($) shares	Jan. 14, 2016 USD ($)	Dec. 13, 2012 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Lordship Ventures Histogen Holdings LLC [Member]
Related Party Transaction [Line Items]
Notes payable, related party				$ 50	$ 25	$ 25
Debt instrument, related party interest rate				10.00%	10.00%	10.00%
Minimum equity capital to be raised									$ 3,000
Strike price per share | $ / shares									$ 1.5
Warrants expiration									Dec. 31, 2018
Lordship Ventures Histogen Holdings LLC [Member] | Conversion Termination and Release Agreement [Member]
Related Party Transaction [Line Items]
Number of outstanding remaining notes extended | Note			2
Debt instrument, maturity date			Jul. 25, 2018
Debt instrument, early extinguishment date			Aug. 10, 2016
Lordship Ventures Histogen Holdings LLC [Member] | Conversion Termination and Release Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of change in present value of cash flow			10.00%
Lordship Ventures Histogen Holdings LLC [Member] | Warrants Issued February 15 [Member]
Related Party Transaction [Line Items]
Fair value of warrants									$ 4
Lordship Ventures Histogen Holdings LLC [Member] | Warrants Issued March 20 [Member]
Related Party Transaction [Line Items]
Fair value of warrants									5
Lordship Ventures Histogen Holdings LLC [Member] | Warrants Issued April 21 [Member]
Related Party Transaction [Line Items]
Fair value of warrants									$ 10
Lordship Ventures Histogen Holdings LLC [Member] | Convertible Preferred Stock Series D [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares | shares				100,000	50,000	50,000
Lordship Ventures Histogen Holdings LLC [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Notes payable, related party								$ 2,600
Debt instrument, related party interest rate								10.00%
Debt instrument, maturity date			Feb. 01, 2018
Preferred stock, per share | $ / shares								$ 1.00
Lordship Ventures Histogen Holdings LLC [Member] | Series B Convertible Preferred Stock [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Convertible notes payable								$ 11
Lordship Ventures Histogen Holdings LLC [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Convertible notes payable								$ 400
Lordship Ventures Histogen Holdings LLC [Member] | Series B Convertible Preferred Stock [Member] | Conversion Termination and Release Agreement [Member]
Related Party Transaction [Line Items]
Payments of convertible preferred stock	$ 375
Accumulated accrued interest forgiven upon conversion	$ 1,400
Dr. Naughton [Member] | Bridge Loan [Member]
Related Party Transaction [Line Items]
Notes payable, related party							$ 7
Debt instrument, related party interest rate							10.00%
Certain employees, including Dr. Naughton
Related Party Transaction [Line Items]
Debt instrument, related party interest rate		5.00%
Debt instrument, maturity date		Dec. 31, 2018